Current and Deferred Income Tax and Social Contribution (Tables)	12 Months Ended
Dec. 31, 2021
Current and Deferred Income Tax and Social Contribution
Schedule of reconciliation of income tax and social contribution expense
	As of December 31, 2021	As of December 31, 2020	As of December 31, 2019
Loss before income tax and social contribution for the year	(155,843)	(71,053)	(90,315)
Nominal statutory rate of income tax and social contribution	34%	34%	34%
IRPJ and CSLL calculated at the nominal rates	52,987	24,158	30,707
Permanent Additions	(7,265)	1,246	(1,100)
Additional IRPJ	24	-	-
Impairment write-off on Tax loss carryforward	(8,657)	-	-
Total IRPJ and CSLL	37,089	25,404	29,607
Current IRPJ and CSLL in the result	(11,297)	7,874	(22,113)
Deferred IRPJ and CSLL in the result	48,386	17,530	51,720
	37,089	25,404	29,607
Effective tax rate of Income and social contribution tax expenses	24%	36%	33%

Schedule of changes in deferred income tax and social contribution assets and liabilities
	As of December 31, 2020	Effect on profit (loss)	Deferred tax on business combination	As of December 31, 2021
Income tax/social contribution:
Income tax and social contribution losses carryforwards	182,257	125,062	-	307,319
Temporary Differences:
Impairment losses on trade receivables	9,543	3,467	-	13,010
Provision for obsolete inventories	3,263	(4,525)	-	(1,262)
Imputed interest on suppliers	(744)	(1,413)	-	(2,157)
Provision for risks of tax, civil and labor losses	19,138	887	-	20,025
Refund liabilities and right to returned goods	10,903	(1,433)	-	9,470
Lease Liabilities	4,764	1,896	-	6,660
Fair value adjustments on business combination and goodwill amortization (i)	(150,598)	(90,588)	(7,442)	(248,628)
Other temporary difference	10,020	15,033	915	25,968
Deferred Assets, net	88,546	48,386	(6,527)	130,405

(i)	Goodwill and fair value adjustments on business combination comprise three components, being (i) goodwill and fair value adjustment of prior business combination by predecessor Somos Anglo; (ii) amortization of fair value adjustment related to acquisition of the predecessor Somos Anglo by the successor Vasta; and (iii) deductibility of the acquisition goodwill for tax purpose allowed by tax law.

	As of December 31, 2018	First adoption of IFRS 16	Effect on profit (loss)	Effect on Parent´s Net Investment	As of December 31, 2019	Effect on profit (loss)	Effect on Parent´s Equity (i)	As of December 31, 2020
Income tax/social contribution:
Income tax and social contribution losses carryforwards (iii)	110,499	-	6,573	(85,719)	31,353	137,228	13,676	182,257
Temporary Differences:
Impairment losses on trade receivables	6,532	-	1,129	(931)	6,730	2,813	-	9,543
Provision for obsolete inventories	24,619	-	(19,289)	2,423	7,753	(4,490)	-	3,263
Imputed interest on suppliers	(10,366)	-	8,477	(1,414)	(3,303)	2,559	-	(744)
Provision for risks of tax, civil and labor losses	5,867	-	15,497	(1,175)	20,189	(1,051)	-	19,138
Refund liabilities and right to returned goods	17,967	-	(6,170)	3,201	14,998	(4,095)	-	10,903
Lease Liabilities	-	1,508	1,308	778	3,594	1,170	-	4,764
Fair value adjustments on business combination and goodwill amortization (ii)	(77,892)	-	46,574	832	(30,486)	(120,112)	-	(150,598)
Other temporary difference	10,745	-	(2,379)	(1,854)	6,512	3,508	-	10,020
Deferred Assets, net	87,971	1,508	51,720	(83,859)	57,340	17,530	13,676	88,546

(i)	Refers to the tax effect over temporary differences, specifically IPO costs capitalization recorded in the Somos Sistemas de Ensino S.A. (Company’s affiliate) being its effects on equity and counterparty on deferred tax assets financial statement line. Here is important to enhance that part of IPO costs, that included auditing, lawyer’s advisor, banks fees and other directly costs attributable to the IPO were paid by the Company. The Parent Company, Vasta Platform, does not accrued deferred tax assets.
(ii)	Goodwill and fair value adjustments on business combination comprise three components, being (i) goodwill and fair value adjustment of prior business combination by predecessor Somos Anglo; (ii) amortization of fair value adjustment related to acquisition of the predecessor Somos Anglo by the successor Vasta; and (iii) deductibility of the acquisition goodwill for tax purpose allowed by tax law.
(iii)	Refers to tax losses carryforwards accumulated supported by the Company’s forecasts of the future profitability.